PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

	SHORT TERM INVESTMENTS - 80.9%
Principal	U. S. TREASURY BILLS - 54.9%	Discount Rate **	Maturity Date	Fair Value
$ 2,000,000	US Treasury Bill	0.1300%	7/30/2020	$ 1,999,582
4,000,000	US Treasury Bill	0.1500	10/8/2020	3,997,814
				5,997,396
Shares
	MONEY MARKET FUND - 26.0%
2,833,380	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.11% * +			2,833,380

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,830,599)			8,830,776

	TOTAL INVESTMENTS - 80.9% (Cost - $8,830,599)			$ 8,830,776
	LIABILITIES LESS OTHER ASSETS - 19.1% (a)			2,085,897
	NET ASSETS - 100.0%			$ 10,916,673

* Money market fund; interest rate reflects the seven-day effective yield on May 31, 2020.
** Discount rate at the time of purchase.
+ All or a portion of this security is a holding in PCS Fund Limited.
(a) Includes net unrealized appreciation on open futures contracts.
				Unrealized
OPEN FUTURES CONTRACTS LONG ^ - 7.5%				Appreciation/
Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
1	BP Currency Future	September 2020	$ 77,063	$ 541
16	Brent Crude Future	August 2020	605,440	156,320
25	Brent Crude Future	September 2020	954,250	21,710
1	Cocoa Future	July 2020	19,600	2,606
4	Cocoa Future	September 2020	73,600	173
5	Coffee Robusta Future	July 2020	58,450	(1,900)
12	Coffee Robusta Future	September 2020	142,680	(770)
9	Corn Future	July 2020	146,588	(5,750)
21	Corn Future	September 2020	346,500	(875)
5	Cotton Future	July 2020	143,975	19,275
10	Cotton Future	December 2020	287,400	(150)
2	Euro FX Currency Future	September 2020	278,075	2,940
1	FCOJ-A Future	July 2020	18,375	480
2	FCOJ-A Future	September 2020	37,050	(623)
3	Gasoline RBOB Future	July 2020	135,891	36,225
5	Gasoline RBOB Future	August 2020	229,089	4,024
3	Gold 100 Oz Future	August 2020	525,510	12,830
1	Japanese Yen Currency Future	September 2020	116,125	(106)
1	KC HRW Wheat Future	July 2020	23,525	(600)
4	KC HRW Wheat Future	September 2020	95,400	325
5	Lean Hogs Future	August 2020	113,450	(9,790)
5	Live Cattle Future	August 2020	199,200	15,700
1	LME Copper Future	July 2020	134,156	6,481
2	LME Copper Future	August 2020	268,775	1,100
6	LME Lead Future	July 2020	250,200	5,531
1	LME Lead Future	August 2020	41,838	(6)

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

				Unrealized
OPEN FUTURES CONTRACTS LONG ^ - 7.5% (Continued)				Appreciation/
Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
1	LME Nickel Future	August 2020	$ 73,914	$ (6)
3	LME PRI Aluminum Future	July 2020	115,144	4,031
8	LME PRI Aluminum Future	August 2020	309,150	756
1	LME Tin Future	August 2020	77,114	(5)
1	LME Zinc Future	July 2020	49,656	1,850
3	LME Zinc Future	August 2020	149,044	1,319
1	Low Sulfur Gasoil Future	July 2020	29,475	3,825
3	Low Sulfur Gasoil Future	August 2020	91,050	275
1	Lumber Future	July 2020	40,381	8,976
1	Lumber Future	September 2020	40,667	(187)
1	Milk Future	July 2020	35,360	(40)
20	Mill Wheat Euro Future	September 2020	188,250	1,674
9	Natural Gas Future	July 2020	166,410	(25,650)
21	Natural Gas Future	August 2020	407,400	2,310
1	NY Harbour ULSD Future	July 2020	43,537	7,930
3	NY Harbour ULSD Future	August 2020	134,770	2,297
1	Oat Future	July 2020	16,213	3,050
3	Oat Future	September 2020	42,900	(250)
1	Platinum Future	July 2020	43,730	530
3	Platinum Future	October 2020	131,220	375
5	Rapeseed Future	August 2020	92,438	1,269
1	Red Wheat Future	July 2020	26,250	(550)
3	Red Wheat Future	September 2020	80,400	313
1	Rough Rice Future	July 2020	34,430	6,450
2	Rough Rice Future	September 2020	49,640	120
4	Rubber Future	October 2020	3,002,000	153
10	Rubber Future	November 2020	7,675,000	42
2	Silver Future	July 2020	184,990	44,440
3	Silver Future	September 2020	278,760	5,300
3	Soybean Future	July 2020	126,113	(3,613)
6	Soybean Future	November 2020	255,525	(638)
1	Soybean Meal Future	July 2020	28,320	(2,900)
2	Soybean Meal Future	December 2020	58,360	(190)
4	Soybean Oil Future	July 2020	65,712	2,328
8	Soybean Oil Future	December 2020	135,408	(72)
3	Sugar #11 Future	July 2020	36,658	2,789
6	Sugar #11 Future	October 2020	73,718	202
3	Wheat Future	July 2020	78,113	(3,850)
9	Wheat Future	September 2020	235,575	1,588
6	White Sugar Future	August 2020	108,660	9,740
50	WTI Crude Future	October 2020	1,821,500	475,960
NET UNREALIZED APPRECIATION ON FUTURE CONTRACTS LONG				$ 817,632

				Unrealized
OPEN FUTURES CONTRACTS SHORT ^ ~ - (0.0) %				Appreciation/
Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
2	LME Lead Future	June 2020	$ (83,025)	$ (2,150)
NET UNREALIZED DEPRECIATION ON FUTURE CONTRACTS SHORT				$ (2,150)

TOTAL NET UNREALIZED APPRECIATION ON OPEN FUTURE CONTRACTS				$ 815,482
^ All of these securities are holdings in PCS Fund Limited.
~ Amount is less than 0.05%

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private ivestments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020 for the Fund's investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*:
U.S. Treasury Bills	$ -	$ 5,997,396	$ -	$ 5,997,396
Money Market Fund	2,833,380	-	-	2,833,380
Long Futures Contracts	817,632	-	-	817,632
Total Assets:	$ 3,651,012	$ 5,997,396	$ -	$ 9,648,408
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives*:
Short Futures Contracts	$ 2,150	$ -	$ -	$ 2,150
Total Liabilities:	$ 2,150	$ -	$ -	$ 2,150
*See Consolidated Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – PCS Fund Limited (PCSFL) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, PCSFL, incorporated under the laws of the Cayman Islands. PCSFL acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information.

For tax purposes, PCSFL is an exempted Cayman investment company. PCSFL has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PCSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PCSFL's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

PCSFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, PCSFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

A summary of the Fund’s investment in the PCSFL is as follows:

		Inception Date of CFC	CFC Net Assets at May 31, 2020	% of Fund Net Assets at May 31, 2020
	PCS Fund Limited	12/10/2014	$ 2,421,752	22.18%

Futures Contracts – The Fund is subject to equity price risk, foreign currency exchange rate risk and commodity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of May 31, 2020:

	Derivative	Risk type	Unrealized
	Futures Contracts Long	Commodity	$ 814,257
	Futures Contracts Long	Currency	3,375
	Futures Contracts Short	Commodity	(2,150)

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gros Unrealized Depreciation	Net Unrealized Appreciation
	$ 8,830,599	$ 876,330	$ (60,671)	$ 815,659